Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020	$ 37,645	$ 6,440,616	$ (734,443)	$ 181,016		$ 5,924,834
Balance, shares at Dec. 31, 2020	376,452,047
Forfeiture of common stock	$ (8,599)	8,599
Forfeiture of common stock, shares	(85,992,000)
Net loss			(2,524,244)		(436)	(2,524,680)
Contributions from non-controlling interest shareholders					97	97
Balance at Dec. 31, 2021	$ 29,046	6,449,215	(3,258,687)	93,398	(336)	3,312,636
Balance, shares at Dec. 31, 2021	290,460,047
Forfeiture of common stock	$ (21,501)	21,501
Forfeiture of common stock, shares	(215,008,035)
Net loss			(299,097)		651	(298,446)
Foreign currency translation adjustment				(12,023)	1	(12,022)
Balance at Mar. 31, 2022	$ 7,545	6,470,716	(3,557,784)	81,375	316	3,002,168
Balance, shares at Mar. 31, 2022	75,452,012
Balance at Dec. 31, 2021	$ 29,046	6,449,215	(3,258,687)	93,398	(336)	3,312,636
Balance, shares at Dec. 31, 2021	290,460,047
Net loss						(702,790)
Balance at Jun. 30, 2022	$ 7,545	6,470,716	(3,972,684)	20,219	10,601	2,536,397
Balance, shares at Jun. 30, 2022	75,452,012
Balance at Dec. 31, 2021	$ 29,046	6,449,215	(3,258,687)	93,398	(336)	3,312,636
Balance, shares at Dec. 31, 2021	290,460,047
Forfeiture of common stock	$ (21,501)	21,501
Forfeiture of common stock, shares	(215,008,035)
Net loss			(1,686,899)		20,820	(1,666,079)
Foreign currency translation adjustment				(84,132)	29	(84,103)
Balance at Dec. 31, 2022	$ 7,545	6,470,716	(4,945,586)	9,266	20,513	1,562,454
Balance, shares at Dec. 31, 2022	75,452,012
Balance at Mar. 31, 2022	$ 7,545	6,470,716	(3,557,784)	81,375	316	3,002,168
Balance, shares at Mar. 31, 2022	75,452,012
Net loss			(414,900)		10,556	(404,344)
Foreign currency translation adjustment				(61,156)	(271)	(61,427)
Balance at Jun. 30, 2022	$ 7,545	6,470,716	(3,972,684)	20,219	10,601	2,536,397
Balance, shares at Jun. 30, 2022	75,452,012
Balance at Dec. 31, 2022	$ 7,545	6,470,716	(4,945,586)	9,266	20,513	1,562,454
Balance, shares at Dec. 31, 2022	75,452,012
Net loss			(425,840)		(8,235)	(434,075)
Foreign currency translation adjustment				2,077	17	2,094
Balance at Mar. 31, 2023	$ 7,545	6,470,716	(5,371,426)	11,343	12,295	1,130,473
Balance, shares at Mar. 31, 2023	75,452,012
Balance at Dec. 31, 2022	$ 7,545	6,470,716	(4,945,586)	9,266	20,513	1,562,454
Balance, shares at Dec. 31, 2022	75,452,012
Net loss						(813,524)
Balance at Jun. 30, 2023	$ 7,545	6,470,716	(5,746,112)	11,612	6,893	750,654
Balance, shares at Jun. 30, 2023	75,452,012
Balance at Mar. 31, 2023	$ 7,545	6,470,716	(5,371,426)	11,343	12,295	1,130,473
Balance, shares at Mar. 31, 2023	75,452,012
Net loss			(374,686)		(4,763)	(379,449)
Foreign currency translation adjustment				269	(639)	(370)
Balance at Jun. 30, 2023	$ 7,545	$ 6,470,716	$ (5,746,112)	$ 11,612	$ 6,893	$ 750,654
Balance, shares at Jun. 30, 2023	75,452,012